COST METHOD INVESTMENTS (Notes)	12 Months Ended
Dec. 31, 2012
Cost Method Investments Disclosure [Abstract]
COST METHOD INVESTMENTS

22.	COST METHOD INVESTMENTS

	2012	2011
Golar Partners	191,177	—
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347
	198,524	7,347

The Company's investment in Golar Partners was $191.2 million, which relates to the Company's interests in the general partner units and IDR interests which were measured at fair value as of the deconsolidation date (see note 5 for further details).

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy.  As at December 31, 2012, the Company's investment in OLT-O was $7.3 million amounting to a 2.7% interest in OLT–O's issued share capital.

TORP Technology is a Norwegian registered unlisted company, which is involved in the construction of an offshore regasification terminal in the US Gulf of Mexico.  During December 2010, the Company identified events and changes in circumstances which indicated the carrying value of this investment was not recoverable. Therefore the Company fully impaired its investment in TORP Technology resulting in an impairment charge of $3.0 million in 2010.  Accordingly as of December 31, 2012 and 2011, the Company recognized a $nil carrying value for the investment but retains a 1.1% interest in the company's issued share capital.